Stockholders’ Equity (Details) - USD ($)						1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 14, 2021	Feb. 09, 2021	Aug. 03, 2020	Apr. 18, 2020	Apr. 15, 2020	Jan. 31, 2022	Jan. 18, 2021	Apr. 28, 2020	Apr. 17, 2020	Apr. 15, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 10, 2021	Jul. 06, 2020	Nov. 30, 2019	Apr. 30, 2013
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized											5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001	$ 0.0001
Converted preferred stock	4,049		4,000
Convertible common stock	13,495,014		2,000,000
Redemption value (in Dollars)			$ 400,000
Exchange agreements, description										the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock, which shares of Series B Preferred Stock were originally issued in November 2019. Pursuant to the Exchange Agreements, the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B Preferred Stock for an aggregate of 1,437,500 shares of the Company’s common stock at a price of $0.08 per share. After the exchanges, there are no shares of the Company’s Series B Preferred Stock outstanding. The Company issued 1,437,500 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 575,000 shares of common stock, an excess of 862,500 shares of common stock. The excess shares were valued at a price of $0.08 per share. Consequently, in connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69,000 during the year ended December 31, 2020. Accordingly, there are no shares of Series B Preferred Stock issued and outstanding as of December 31, 2021 and 2020. Series C Convertible Preferred Stock On February 9, 2021, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State, designating 4,280 shares of preferred stock as Series C Convertible Preferred Stock. ●Designation. The Company has designated 4,280 shares of preferred stock as Series C Convertible Preferred Stock. Each share of Series C Convertible Preferred Stock has a par value of $0.0001 per share and a stated value of $1,000 (the “Series C Stated Value”). ●Dividends. Holders of Series C Convertible Preferred Stock shall be entitled to receive dividends (on an as-if-converted-to-common-stock basis) in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of the Series C Convertible Preferred Stock. ●Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of Series C Convertible Preferred Stock shall be entitled to receive the same amount that a holder of common stock would receive if the Series C Convertible Preferred Stock were fully converted (disregarding any conversion limitations) which amounts shall be paid pari passu with all holders of common stock. ●Voting Rights. Except as otherwise provided in the Certificate of Designations or as otherwise required by law, the Series C Convertible Preferred Stock shall have no voting rights. However, as long as any shares of Series C Convertible Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series C Convertible Preferred Stock or alter or amend the Certificate of Designations, (b) amend its Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series C Convertible Preferred Stock, (c) increase the number of authorized shares of Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. ●Conversion. Each share of Series C Convertible Preferred Stock is convertible, at any time and from time to time after the issuance date, at the option of the holder, into such number of shares of common stock determined by dividing the Series C Stated Value by the Series C Conversion Price. “Series C Conversion Price” means $0.30, subject to adjustment in the event of stock split, stock dividends, subsequent right offerings and similar recapitalization transactions. ●Forced Conversion. Notwithstanding anything herein to the contrary, after the date that the Company’s stockholder approval is obtained and deemed effective, the Company may deliver a written notice to all holders (the “Forced Conversion Notice Date”) to cause each holder to convert all or part of such holder’s Series C Convertible Preferred Stock pursuant to Section 6 (“Forced Conversion”), it being agreed that the “Conversion Date” shall be deemed to occur no later than the earlier of (i) two (2) trading days and (ii) the number of trading days comprising the standard settlement period following the Forced Conversion Notice Date; provided, however, a holder shall only be required to convert pursuant to a Forced Conversion to the extent that such conversion would not cause a holder to exceed its beneficial ownership limitation. On March 10, 2021, the Company obtained the stockholders’ approval forcing the conversion of all the Series C Convertible Preferred Stock. On April 12, 2021, the Company notified holders of its Series C Convertible Preferred Stock of its election to force the conversion to its Series C Convertible Preferred Stock into shares of the Company’s common stock (see below). ●Exercisability. A holder of Series C Convertible Preferred Stock may not convert any portion of the Series C Convertible Preferred Stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of the Company’s common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%. Series C Convertible Preferred Stock Financing On February 9, 2021 (the “Effectiveness Date”), the Company entered into securities purchase agreements (collectively, the “Series C Purchase Agreements”) with certain institutional and accredited investors for the sale of an aggregate of 4,276 shares of the Company’s Series C Convertible Preferred Stock and warrants (the “February Warrants”) to purchase up to 14,253,323 shares (the “February Warrant Shares”) of the Company’s common stock for gross proceeds of approximately $4,276,000, before deducting placement agent and other offering expenses of $481,898 which are offset against the proceeds in additional paid in capital. The offering closed on February 12, 2021. Accordingly, the Company recognized a total deemed dividend of $1,403,997 for the beneficial conversion feature in connection with the issuance of these Series C Convertible Preferred Stock. The February Warrants are exercisable for a period of five years from the date of issuance at an exercise price of $0.30 per share. If, after a period of 180 days after the date of issuance of the February Warrants, a registration statement covering the resale of the February Warrant Shares is not effective, the holders may exercise the February Warrants by means of a cashless exercise. The Series C Convertible Preferred Stock and the February Warrants each contain a beneficial ownership limitation that restricts each of the investor’s ability to exercise the February Warrants and convert the Series C Convertible Preferred Stock such that the number of shares of the Company common stock held by each of them and their affiliates after such conversion or exercise does not exceed 4.99% (or, at the election of the Investor, 9.99%) of the Company’s then issued and outstanding shares of common stock. The Series C Purchase Agreement also provides that until the 18 month anniversary of the Effectiveness Date, in the event of a subsequent financing (except for certain exempt issuances as provided in the Series C Purchase Agreement) by the Company, each investor will have the right to participate in such subsequent financing up to an amount equal to the investor’s proportionate share of the subsequent financing based on such investor’s participation in the offering on the same terms, conditions and price provided for in the subsequent financing up to an amount equal to 50% of the subsequent financing. In addition, pursuant to the Series C Purchase Agreement, the Company has agreed that neither it nor its subsidiaries will enter into any agreement to issue or announce the issuance or proposed issuance of any shares of common stock or common stock equivalents to file any registration statement other than as contemplated pursuant to the Registration Rights Agreement (as defined below) for a period of 90 days from the Effectiveness Date. Furthermore, subject to certain exceptions, the Company is prohibited from effecting or entering into an agreement to effect any issuance by the Company or any of its subsidiaries of common stock or common stock equivalents involving a Variable Rate Transaction (as defined in the Series C Purchase Agreement). In connection with the offering, the Company entered into separate registration rights agreements (“Registration Rights Agreements”) with the investors pursuant to which the Company agreed to undertake to file a registration statement (the “Registration Statement”) to register the resale of the Registrable Securities (as defined in the Registration Rights Agreement) within ten calendar days following the Effectiveness Date. The Company agreed to use its best efforts to cause the Registration Statement covering the Registrable Securities to be declared effective no later than the 60th calendar day following the Effectiveness Date, or in the event of a full review by the Securities and Exchange Commission, the 90th calendar day following the Effectiveness Date, and to maintain the effectiveness of the Registration Statement until all of the Registrable Securities have been sold or are otherwise able to be sold pursuant to Rule 144 under the Securities Act of 1933, as amended. If the Company fails to file the Registration Statement or have it declared effective by the dates set forth above, amongst other things, the Company will be obligated to pay the investors damages in the amount of 1% of their subscription amount, per month, until such events are satisfied. The Registration Statement was filed and declared effective in April 2021. In addition, pursuant to the terms of the offering, the Company issued Bradley Woods & Co, Ltd. and Katalyst Securities LLC warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 2,850,664 shares of common stock, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment. The Placement Agent Warrants were valued at the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 0.50%, expected dividend yield of 0%, expected term of 5 years using the simplified method and expected volatility of $169% based on comparable and calculated volatility. The aggregate grant date fair value of these Placement Agent Warrants amounted to approximately $1,106,000 and was recorded against the proceeds with no net effect on the consolidated financials. The net proceeds of the offering are expected to be used for working capital purposes and to further execute on the Company’s existing business. Conversion of Series C Convertible Preferred Stock On April 12, 2021, the Company notified holders of its Series C Convertible Preferred Stock of its election to force the conversion to its Series C Convertible Preferred Stock into shares of the Company’s common stock pursuant to the Certificate of Designations unless such conversion would cause the holder to exceed its beneficial ownership limitation pursuant to the Certificate of Designations. On April 14, 2021, the Company converted 4,049 Series C Convertible Preferred Stock into 13,495,014 shares of common stock. As of December 31, 2021, there were 227 shares of the Company’s Series C Convertible Preferred Stock issued and outstanding. Common Stock Sale of Common Stock Between April 9, 2020 to April 18, 2020, the Company entered into subscription agreements with certain accredited investors pursuant to which it issued an aggregate of 7,764,366 shares of the Company’s common stock for proceeds of $75,644, and subscription receivable of $2,000 or $0.01 per share, for a total of $77,644. The Company collected the subscription receivable of $2,000 on July 6, 2020. On April 28, 2020, the Company entered into securities purchase agreements (collectively, the “April Purchase Agreements”) with certain institutions and accredited investors for the sale of an aggregate 29,993,750 shares of the Company’s common stock at a price of $0.08 per share for gross proceeds of $2,399,500, before deducting placement agent fees of $242,950 and other offering expenses of $118,460 (the “Private Placement”) for total net proceeds of $2,038,090. The April Purchase Agreements contains customary representations, warranties and covenants of the parties, and the closing was subject to customary closing conditions. The April Purchase Agreements also provides that until the six month anniversary of the date of the April Purchase Agreements, in the event of a subsequent financing (except for certain exempt issuances as provided in the April Purchase Agreements) by the Company, each investor that invested over $100,000 pursuant to the April Purchase Agreements will have the right to participate in such subsequent financing up to an amount equal to 50% of the subsequent financing on the same terms, conditions and price provided for in the subsequent financing. In connection with the Private Placement, the Company entered into separate Registration Rights Agreements with the investors, pursuant to which the Company agreed to undertake to file a registration statement to register the resale of the shares underlying the Registrable Securities (as defined therein) within 30 calendar days following the closing date, and to maintain the effectiveness of the registration statement until all of such shares of common stock have been sold or are otherwise able to be sold pursuant to Rule 144. If the Company fails to file the registration statement or have it declared effective by the dates set forth above, amongst other things, the Company is obligated to pay the investors liquidated damages in the amount of 1% of their subscription amount, per month, until such events are satisfied, subject to a cap of 6%. In conjunction with the Private Placement, all officers and directors of the Company have entered into lock-up agreements pursuant to which they have agreed not to sell their shares of common stock or common stock equivalents in the Company until the twelve-month anniversary of the closing date. Common Stock Issued for Future Services On April 17, 2020, the Company entered into one-year advisory agreements with certain accredited investors pursuant to which it agreed to issue an aggregate of 5,117,343 shares of the Company’s common stock to the advisors for advisory services to be rendered. These shares were valued at $409,387, or $0.08 per common share, based on contemporaneous common share sales which are being amortized over the term of the agreements. On April 17, 2020, the Company entered into a six-month consulting agreement with an accredited investor pursuant to which it agreed to issue an aggregate of 3,468,841 shares of the Company’s common stock to the consultant for consulting services to be rendered. These shares were valued at $277,508, or $0.08 per common share, based on contemporaneous common share sales which is being amortized over the term of the agreement. During the years ended December 31, 2021 and 2020, the Company recognized stock-based consulting fees of $107,970 and $578,924, respectively, with a remaining prepaid expense included in prepaid expenses and other current assets of $0 and $107,970 at December 31, 2021 and 2020, respectively. Common Stock Issued for Employment Agreement On April 17, 2020, the Company entered into an Employment Agreement with the Company’s Chief Executive Officer (“CEO”) pursuant to which CEO will continue to serve as Chief Executive Officer and Chief Financial Officer of the Company. In connection with this employment agreement, the CEO was granted 7,630,949 shares of the Company’s common stock. These shares were valued at $610,476, or $0.08 per common share, based on contemporaneous common share sales. During the year ended December 31, 2020, the Company recognized stock-based compensation of $610,476. Common Stock Issued for Conversion of Series A and B Preferred Stock On August 3, 2020, at the request of the investor, the Company converted 4,000 Series A Preferred Stock into 2,000,000 shares of common stock. After such conversion, the Company reclassed the $400,000 redemption value of the Series A Preferred Stock to additional paid in capital. On April 15, 2020, the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock whereby the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B Preferred Stock for an aggregate of 1,437,500 shares of the Company’s common stock at a price of $0.08 per share. In connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69,000 during the year ended December 31, 2020. Common Stock Issued for Exchange of Notes On April 15, 2020, the Company entered into Exchange Agreements with the holders of certain convertible promissory notes. Pursuant to these Exchange Agreements, the holders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company’s common stock at a price of $0.08 per share. Consequently, the Company recorded a loss on debt extinguishment of $198,000 during the year ended December 31, 2020. Stock Options On January 18, 2021, the Company’s board of directors (“Board”) approved the Silo Pharma, Inc. 2020 Omnibus Equity Incentive Plan (the “Plan”) to incentivize employees, officers, directors and consultants of the Company and its affiliates. 8,500,000 shares of common stock are reserved and available for issuance under the Plan, provided that certain exempt awards (as defined in the Plan), shall not count against such share limit. The Plan provides for the grant, from time to time, at the discretion of the Board or a committee thereof, of cash, stock options, including incentive stock options and nonqualified stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation units and other stock or cash-based awards. The Plan shall terminate on the tenth anniversary of the date of adoption by the Board. Subject to certain restrictions, the Board may amend or terminate the Plan at any time and for any reason. An amendment of the Plan shall be subject to the approval of the Company’s stockholders only to the extent required by applicable laws, rules or regulations. On March 10, 2021, the Plan was approved by the stockholders. Stock option activities for the years ended December 31, 2021 and 2020 are summarized as follows: Number of Options Weighted Average Exercise Price Weighted Average Remaining Contractual Term (Years) Aggregate Intrinsic Value Balance Outstanding, December 31, 2019 300,000 $0.0001 4.5 $104,970 Granted/Issued/ Forfeited — — — — Balance Outstanding, December 31, 2020 300,000 0.0001 3.5 127,290 Granted/Issued/ Forfeited — — — — Balance Outstanding, December 31, 2021 300,000 $0.0001 2.5 $42,870 Exercisable, December 31, 2021 300,000 $0.0001 2.5 $42,870 Warrants Warrant activities for the years ended December 31, 2021 and 2020 are summarized as follows: Number of Warrants Weighted Average Exercise Price Weighted Average Remaining Contractual Term (Years) Aggregate Intrinsic Value Balance Outstanding, December 31, 2019 2,225,000 $0.20 4.80 $337,750 Forfeited (2,225,000) 0.20 — — Balance Outstanding, December 31, 2020 — — — — Granted 17,353,987 0.31 4.12 — Balance Outstanding, December 31, 2021 17,353,987 $0.31 4.12 $— Exercisable, December 31, 2021 17,353,987 $0.31 4.12 $— On April 15, 2020, the Company entered into Exchange Agreements with the holders of convertible promissory notes (see Note 5). Pursuant to these Exchange Agreements, the noteholders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company’s common stock at a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share.
Preferred stock conversion, description											The Series C Convertible preferred stock and the February Warrants each contain a beneficial ownership limitation that restricts each of the investor’s ability to exercise the February Warrants and convert the Series C Convertible preferred stock such that the number of shares of the Company common stock held by each of them and their affiliates after such conversion or exercise does not exceed 4.99% (or, at the election of the Investor, 9.99%) of the Company’s then issued and outstanding shares of common stock.		The Series C Convertible Preferred Stock and the February Warrants each contain a beneficial ownership limitation that restricts each of the investor’s ability to exercise the February Warrants and convert the Series C Convertible Preferred Stock such that the number of shares of the Company common stock held by each of them and their affiliates after such conversion or exercise does not exceed 4.99% (or, at the election of the Investor, 9.99%) of the Company’s then issued and outstanding shares of common stock.
Warrants term											5 years		5 years
Exercise price (in Dollars per share)											$ 0.3		$ 0.3
Subsequent financing, percentage													50.00%
Obligation percentage													1.00%
Placement agent warrants, description											pursuant to the terms of the offering, the Company issued Bradley Woods & Co, Ltd. and Katalyst Securities LLC warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 2,850,664 shares of common stock, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment.		pursuant to the terms of the offering, the Company issued Bradley Woods & Co, Ltd. and Katalyst Securities LLC warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 2,850,664 shares of common stock, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment.
Risk free interest rate											1.18%		0.50%
Expected dividend yield													0.00%
Expected term													5 years
Expected volatility													169.00%
Aggregate grant date fair value of placement agent warrants (in Dollars)													$ 1,106,000
Shares of common stock							8,500,000						12
Proceeds from issuance of common stock (in Dollars)														$ 2,115,733
Subscription receivable (in Dollars)																$ 2,000
Total subscription receivable (in Dollars)				$ 77,644
Common stock, par value (in Dollars per share)					$ 0.08					$ 0.08	$ 0.0001		$ 0.0001	$ 0.0001
Investor invested amount (in Dollars)													$ 100,000
Liquidity damage, description											If the Company fails to file the Registration Statement or have it declared effective by the dates set forth above, amongst other things, the Company will be obligated to pay the investors damages in the amount of 1% of their subscription amount, per month, until such events are satisfied.		If the Company fails to file the registration statement or have it declared effective by the dates set forth above, amongst other things, the Company is obligated to pay the investors liquidated damages in the amount of 1% of their subscription amount, per month, until such events are satisfied, subject to a cap of 6%.
Recognized stock-based consulting fees (in Dollars)												$ 101,222	$ 107,970	$ 578,924
Prepaid expenses and other current assets (in Dollars)													0	107,970
Redemption value (in Dollars)
Deemed dividend (in Dollars)														69,000
Loss on debt extinguishment (in Dollars)														$ (197,682)
Convertible promissory notes (in Dollars)					$ 330,000
Warrants issued					1,650,000
Aggregate number of common stock					4,125,000
Stock-based compensation (in Dollars)													$ 83,728
Purchase agreement, description		the Company entered into pursuant to securities purchase agreements with certain investors pursuant to which it sold warrants to purchase up to 14,253,323 shares of the Company’s common stock and 4,276 shares of the Company’s Series C Convertible preferred stock. The February Warrants are exercisable for a period of five years from the date of issuance at an exercise price of $0.30 per share, subject to adjustment. If, after a period of 180 days after the date of issuance of the February Warrants, a registration statement covering the resale of the February Warrant Shares is not effective, the holders may exercise the February Warrants by means of a cashless exercise. In addition, pursuant to the terms of the offering, the Company issued the Placement Agent Warrants to purchase up to an aggregate of 2,850,664 shares of common stock to its placement agents, or 10% of the shares of common stock issuable upon conversion of the Series C preferred stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment (see Series C Convertible Preferred Stock Financing above). Such warrants issued to various investors and to the placement agents were recorded as additional paid in capital with an offsetting debit applied against additional paid in capital, thus these warrants have no further accounting effect within the equity section.
Shares authorized											505,000,000
Common stock, shares authorized											500,000,000		500,000,000	500,000,000
Gross proceeds (in Dollars)													$ 7,020,526
Subsequent financing, percentage											50.00%
Employment agreement, description						pursuant to an Employment Agreement (see Note 8), an aggregate of 800,000 incentive stock options were issued under the 2020 Plan, to Dr. Kou, exercisable at $0.20 per share and expires on January 31, 2032. The stock options vest as follows: (i) 300,000 stock options upon issuance; (ii) 250,000 vests on October 31, 2022 and; (iii) 250,000 vests on October 31, 2023.
Deferred compensation balance (in Dollars)											$ 49,906
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants term							5 years
Exercise price (in Dollars per share)							$ 0.2
Risk free interest rate							0.46%
Expected term							5 years
Expected volatility							169.00%
Common stock, description					The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share.
Loss on debt extinguishment (in Dollars)														$ 198,000
Granted warrants to purchase shares							250,000
Warrant, description													The warrants were valued on the grant date at approximately $0.33 per warrant for a total of $83,728 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.35 per share (based on the quoted trading price on the date of grant), volatility of 169%, expected term of five year, and a risk-free interest rate of 0.46%.
Stock-based Compensation (in Dollars)													$ 83,728
Grant date price per warrant (in Dollars per share)							$ 0.33
Warrant value (in Dollars)							$ 83,728
Stock price (in Dollars per share)							$ 0.35
Placement Agent Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Risk free interest rate											0.50%
Expected dividend yield											0.00%
Expected term											5 years
Expected volatility											169.00%
Aggregate grant date fair value of placement agent warrants (in Dollars)											$ 1,106,000
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized number of shares															100,000,000
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized number of shares															500,000,000
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized																		1,000,000
Preferred stock, shares issued														4,000
Convertible into shares of common stock														2,000,000
Redemption value (in Dollars)														$ 400,000
Designated shares of preferred stock																		1,000,000
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized											2,000		2,000	2,000			2,000
Preferred stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock conversion, description					On April 15, 2020, the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock whereby the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B Preferred Stock for an aggregate of 1,437,500 shares of the Company’s common stock at a price of $0.08 per share.
Preferred stock outstanding
Preferred stock, shares issued
Designated shares of preferred stock																	2,000
Series C Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		4,280									4,280		4,280	4,280
Preferred stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001	$ 0.0001
Converted preferred stock											227
Convertible common stock											758,334
Preferred stock outstanding											0		227
Preferred stock, shares issued											0		227
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		4,280											4,280
Preferred stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001
Convertible preferred stock stated value													1,000
Preferred stock outstanding, description													A holder of Series C Convertible Preferred Stock may not convert any portion of the Series C Convertible Preferred Stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of the Company’s common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.
Preferred stock outstanding													227
Preferred stock, shares issued													227
Purchase agreement, description		the Company entered into pursuant to securities purchase agreements with certain investors pursuant to which it sold warrants to purchase up to 14,253,323 shares of the Company’s common stock and 4,276 shares of the Company’s Series C Convertible Preferred Stock. The February Warrants are exercisable for a period of five years from the date of issuance at an exercise price of $0.30 per share, subject to adjustment. If, after a period of 180 days after the date of issuance of the February Warrants, a registration statement covering the resale of the February Warrant Shares is not effective, the holders may exercise the February Warrants by means of a cashless exercise. In addition, pursuant to the terms of the offering, the Company issued the Placement Agent Warrants to purchase up to an aggregate of 2,850,664 shares of common stock to its placement agents, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment (see Series C Convertible Preferred Stock Financing above). Such warrants issued to various investors and to the placement agents were recorded as additional paid in capital with an offsetting debit applied against additional paid in capital, thus these warrants have no further accounting effect within the equity section.
Designated shares of preferred stock		4,280									4,280
Preferred stock, stated value (in Dollars)											$ 1,000
Convertible preferred stock, description											A holder of Series C Convertible preferred stock may not convert any portion of the Series C Convertible preferred stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of the Company’s common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.
Deemed dividend (in Dollars)		$ 1,403,997
Series C Conversion Price [Member]
Stockholders’ Equity (Details) [Line Items]
Conversion price per share (in Dollars per share)											$ 0.3		$ 0.3
Series C Purchase Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock conversion, description		the Company entered into securities purchase agreements (collectively, the “Series C Purchase Agreements”) with certain institutional and accredited investors for the sale of an aggregate of 4,276 shares of the Company’s Series C Convertible Preferred Stock and warrants (the “February Warrants”) to purchase up to 14,253,323 shares (the “February Warrant Shares”) of the Company’s common stock for gross proceeds of approximately $4,276,000, before deducting placement agent and other offering expenses of $481,898 which are offset against the proceeds in additional paid in capital. The offering closed on February 12, 2021. Accordingly, the Company recognized a total deemed dividend of $1,403,997 for the beneficial conversion feature in connection with the issuance of these Series C Convertible Preferred Stock.
Subsequent financing, percentage													50.00%
Sale of aggregate shares		4,276
Warrant to purchase shares		14,253,323
Gross proceeds (in Dollars)		$ 4,276,000
Offering expenses (in Dollars)		$ 481,898
Omnibus Equity incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock reserved and avail for issuance							8,500,000
Incentive Stock Option [Member]
Stockholders’ Equity (Details) [Line Items]
Risk free interest rate											1.18%
Expected dividend yield											0.00%
Expected term											2 years
Expected volatility											117.00%
Stock option											800,000
Fair value of stock option (in Dollars)											$ 94,914
Fair value of the unvested stock options (in Dollars)											59,322
Stock-based Compensation (in Dollars)											$ 9,416
Subscription Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Conversion price per share (in Dollars per share)				$ 0.01
Shares of common stock				7,764,366
Proceeds from issuance of common stock (in Dollars)				$ 75,644
Subscription receivable (in Dollars)				$ 2,000
Securities Purchase Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock								29,993,750
Proceeds from issuance of common stock (in Dollars)								$ 2,399,500
Common stock, par value (in Dollars per share)								$ 0.08
Placement agent fees (in Dollars)								$ 242,950
Other offering expenses (in Dollars)								118,460
Total net proceeds (in Dollars)								$ 2,038,090
Advisory Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock									5,117,343
Proceeds from issuance of common stock (in Dollars)									$ 409,387
Common stock, par value (in Dollars per share)									$ 0.08
Consulting Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock									3,468,841
Proceeds from issuance of common stock (in Dollars)									$ 277,508
Common stock, par value (in Dollars per share)									$ 0.08
Employment Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock									7,630,949
Proceeds from issuance of common stock (in Dollars)									$ 610,476
Common stock, par value (in Dollars per share)									$ 0.08
Recognized stock-based consulting fees (in Dollars)														$ 610,476
Exchange Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, description					the Company entered into Exchange Agreements with the holders of certain convertible promissory notes. Pursuant to these Exchange Agreements, the holders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company’s common stock at a price of $0.08 per share
Loss on debt extinguishment (in Dollars)														$ 198,000